SCHEDULE II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II - Valuation and Qualifying Accounts

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

MARTIN MARIETTA MATERIALS, INC. AND CONSOLIDATED SUBSIDIARIES

Col A	Col B	Col C			Col D		Col E
		Additions
Description	Balance at beginning of period	(1) Charged to costs and expenses	(2) Charged to other accounts- describe		Deductions-describe		Balance at end of period
	(Amounts in Thousands)

Year ended December 31, 2018
Allowance for doubtful accounts	$2,390	$963	$-		$-		$3,353
Allowance for uncollectible notes receivable	227	-	-		227	(a)	-
Inventory valuation allowance	143,961	36,878	5,158	(b)	26,827	(c)	159,170

Year ended December 31, 2017
Allowance for doubtful accounts	$6,266	$-	$-		$3,876	(a)	$2,390
Allowance for uncollectible notes receivable	437	-	-		210	(a)	227
Inventory valuation allowance	134,862	38,488	-		29,389	(c)	143,961

Year ended December 31, 2016
Allowance for doubtful accounts	$6,940	$-	$-		$674	(a)	$6,266
Allowance for uncollectible notes receivable	585	-	-		148	(a)	437
Inventory valuation allowance	130,584	33,782	118	(b)	29,622	(c)	134,862

(a) Write off of uncollectible accounts and change in estimates.

(b) Application of reserve policy to acquired inventories.

(c) Sale of reserved inventory and divestitures.